SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

March 18, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

BlackRock International Fund, a series of BlackRock Series, Inc. (Securities Act File No. 333-56203, Investment Company Act File No. 811-08797), BlackRock Emerging Markets Fund, Inc. (Securities Act File No. 33-28248, Investment Company Act File No. 811-5723) and BlackRock Latin America Fund, Inc. (Securities Act File No. 33-41622, Investment Company Act File No. 811-6349)

Ladies and Gentlemen:

On behalf of the above-referenced registrants, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Class K Shares Prospectus of BlackRock International Fund, a series of BlackRock Series, Inc., BlackRock Emerging Markets Fund, Inc. and BlackRock Latin America Fund, Inc. (the “Funds”), dated February 28, 2020 (as amended March 10, 2020), as filed pursuant to Rule 497(e) under the Securities Act of 1933 on March 10, 2020 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Funds.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5498.

Respectfully Submitted,

/s/ Devin Grabarek
Devin Grabarek

Enclosures

cc:	Janey Ahn

Frank P. Bruno

Jesse C. Kean

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.